Interest Expense, Net (Components of Interest Expense, Net) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest Expense, Net [Abstract]
Interest on debt	$ 954	$ 727
Allowance for borrowed funds used during construction	(16)	(21)
Other	(13)	3
Interest expense, net	$ 925	$ 709